LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related party	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Long-term borrowing from a founder, monthly payments of 126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥ 6,510,606	$ 972,062	¥ 7,406,617
Less: current portion	(999,530)	(149,234)	(920,066)
Total long-term borrowings due to related party	¥ 5,511,076	$ 822,828	¥ 6,486,551